COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 5,083,807		$ 4,732,459	$ 3,886,045
Operating lease liabilities	6,367,266		5,555,674
Lease expense	690,756
Rent and utility	7,500	$ 7,000
Customer liability	$ 338,725		$ 338,725	$ 338,725